Quarterly Financial Data (Details Textuals) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data (Textuals) [Abstract]
Membership rewards expense	$ 342
Membership rewards expense, after-tax	212
Earnings allocated to participating share awards and other items	7	14	14	14	14	15	15	14	49	58	51
Restructuring Reserve By Type Of Restructuring [Line Items]
Restructuring charges, gross of revision adjustments	400
Restructuring charges, after-tax	287
Statement [Line Items]
Cardmember reimbursements	153
Cardmember reimbursements, after-tax	95
Periods in the current year [Member]
Statement [Line Items]
Cardmember reimbursements	49
Periods prior to the current year [Member]
Statement [Line Items]
Cardmember reimbursements	$ 83